Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Sep. 30, 2025
Minimum [Member] | Production equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Furniture, fixtures and office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Maximum [Member] | Production equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Furniture, fixtures and office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years